                                                As filed with the Securities and Exchange Commission on January 27, 2006
                                                                                            Registration Nos.  333-71800
                                                                                                               811-07772
------------------------------------------------------------------------------------------------------------------------

                                           SECURITIES AND EXCHANGE COMMISSION
                                                 WASHINGTON, D.C. 20549

------------------------------------------------------------------------------------------------------------------------
                                                        FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                             Pre-Effective Amendment No.                                          |_|
                                         Post-Effective Amendment No.    10                                       |X|
                                                                      --------
                                                          and
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|
                                                      ACT OF 1940
                                                 Amendment No.   50                                               |X|
                                                               ------

                                        MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               (Exact Name of Registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)

                                        One Midland Plaza, Sioux Falls, SD 57193
                                  (Address of Depositor's Principal Executive Offices)

                                   Depositor's Telephone Number, including Area Code:
                                                     (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer                  Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   February 10, 2006_ pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On__________________ pursuant to paragraph (a) of Rule 485
   If appropriate check the following box:

|X|This post-effective amendment designates a new effective date for a previously filed post-effective amendment __#9______
filed _November 30, 2005__.
                                                  -------------------

                                         Title of securities being registered:
                                          National Advantage Variable Annuity
                                 Individual Flexible Premium Variable Annuity Contracts

This filing is made solely to delay the effective date of Post-Effective Amendment No. 9. Parts A, B, and C of Post-Effective Amendment No. 9 to this registration statement are incorporated herein by reference.

                                POWER OF ATTORNEY


The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                     DATE            SIGNATURE                   DATE

/s/                           1/8/03          /s/                         1/7/03
----------------------------- ------          --------------------------- ------
Michael M. Masterson                          John J. Craig II



/s/                           1/7/03          /s/                         1/7/03
----------------------------- ------          --------------------------- ------
Steven C. Palmitier                           Donald J. Iverson



/s/                           1/7/03          /s/                         1/7/03
----------------------------- ------          --------------------------- ------
Stephen P. Horvat, Jr.                        Thomas M. Meyer



/s/                           1/8/03
----------------------------- ------
Robert W. Korba


                                                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of
1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 27th day of January, 2006.

                                                                     MIDLAND NATIONAL LIFE
                                                                         SEPARATE ACCOUNT C (REGISTRANT)

Attest:                                                                    By:  *
        -------------------------------------------------------------         ----------------------------------
                                                                                MICHAEL M. MASTERSON
                                                                                Chairman of the Board
                                                                           By:  MIDLAND NATIONAL LIFE
                                                                                INSURANCE COMPANY (DEPOSITOR)

Attest:                                                     By:   *
        ----------------------------------------------------     -----------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                               Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

                       Signatures                                          Title

  *                                            Chairman of the Board of Directors,
-----------------------------------------------   Director, Chief Executive Officer
      MICHAEL M. MASTERSON                           (Principal Executive Officer)


  *                                            Senior Vice President, Chief Financial Officer
-----------------------------------------------   (Principal Financial Officer), Director
      THOMAS M. MEYER

  *                                            Senior Vice President, Director
-----------------------------------------------
      JOHN J. CRAIG, II

  *                                            President and Chief Operating Officer, Director
-----------------------------------------------
      STEVEN C. PALMITIER

  *                                            Director, Senior Vice President,
-----------------------------------------------   Corporate Actuary
      DONALD J. IVERSON

  *                                            Director, Senior Vice President-Legal
-----------------------------------------------
      STEPHEN P. HORVAT, JR.

  *                                            Director, Chief Executive Officer, President
-----------------------------------------------   of Sammons
      ROBERT W. KORBA

*By: _______________________________________            Date:  ___01/27/06__
         Therese M. Michels
         Attorney-in-Fact
         Pursuant to Power of Attorney